RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Error Corrections and Prior Period Adjustments

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 31, 2019 (audited)
Warrant Liability	$—	$13,676,500	$13,676,500
Ordinary Shares Subject to Possible Redemption	246,272,190	12,618,180	258,890,370
Class A Ordinary Shares	125	(125)	—
Additional Paid-in Capital	4,968,144	(4,968,144)	—
Accumulated Deficit	31,091	(21,326,411)	(21,295,320)
Stockholders’ Equity	5,000,007	(26,294,680)	(21,294,673)
Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$201,012,750	$201,012,750
Ordinary Shares Subject to Possible Redemption	240,969,395	18,895,777	259,865,172
Class A Ordinary Shares	185	(185)	—
Additional Paid-in Capital	10,270,879	(10,270,879)	—
Accumulated Deficit	(5,271,709)	(209,637,463)	(214,909,172)
Shareholders’ Equity	5,000,002	(219,908,527)	(214,908,525)
Period from September 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$(201,125)	$(201,125)
Net income (loss)	31,091	1,648,034	1,679,125
Basic and diluted net loss per share, Class B	0.01	0.04	0.05
Period from January 1, 2020 to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(187,336,250)	$(187,336,250)
Net income/loss	$(5,302,800)	$(187,336,250)	$(192,639,050)
Basic and diluted net loss per share, Class B	$(0.93)	$(5.03)	$(5.96)